Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 555	$ 593
Cost method	8	12
Total	$ 563	$ 605